Revenues from mining operations - Consolidated statements of income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues from mining operations
Revenues from contracts with customers	$ 273,277	$ 243,698
Provisional pricing adjustments on concentrate sales	(1,263)	3,190
Total revenues	$ 272,014	$ 246,888